Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 87.1%
Aerospace & Defense — 0.9%
AAR Corp.*	24,031	$779,325
Ducommun, Inc.*	8,470	426,465
Kaman Corp.	13,810	492,603
		1,698,393
Airlines — 0.3%
Allegiant Travel Co.*	3,209	627,295
Apparel — 0.9%
Capri Holdings Ltd.*	7,316	354,167
Crocs, Inc.*	9,343	1,340,534
Deckers Outdoor Corp.*	278	100,136
		1,794,837
Auto Manufacturers — 0.1%
Workhorse Group, Inc.*	12,563	96,107
Auto Parts & Equipment — 1.0%
Adient PLC*	24,644	1,021,494
The Goodyear Tire & Rubber Co.*	48,933	866,114
		1,887,608
Banks — 15.3%
Alerus Financial Corp.	5,548	165,774
Amalgamated Financial Corp.	10,953	173,277
Ameris Bancorp	28,079	1,456,739
Atlantic Union Bankshares Corp.	31,221	1,150,494
BancorpSouth Bank	33,705	1,003,735
Banner Corp.	22,735	1,255,199
Cadence BanCorp	13,623	299,161
Columbia Banking System, Inc.	33,402	1,268,942
Community Bank System, Inc.	17,316	1,184,761
ConnectOne Bancorp, Inc.	30,587	917,916
CVB Financial Corp.	54,698	1,114,198
Eastern Bankshares, Inc.	35,232	715,210
FB Financial Corp.	26,411	1,132,504
First Financial Bankshares, Inc.	15,714	722,058
First Merchants Corp.	27,396	1,146,249
German American Bancorp, Inc.	13,408	517,951
Glacier Bancorp, Inc.	25,607	1,417,347
Great Western Bancorp, Inc.	7,385	241,785
Hancock Whitney Corp.	25,537	1,203,303
Heritage Financial Corp.	21,869	557,660
Home BancShares, Inc.	37,993	893,975
Independent Bank Corp.	12,472	949,743
Lakeland Financial Corp.	18,047	1,285,668
PacWest Bancorp	20,769	941,251
Pinnacle Financial Partners, Inc.	10,001	940,894
Renasant Corp.	28,309	1,020,539
SouthState Corp.	14,064	1,050,159
The First of Long Island Corp.	6,055	124,733
Towne Bank	20,746	645,408
TriCo Bancshares	19,183	832,542
United Community Banks, Inc.	41,337	1,356,680
Walker & Dunlop, Inc.	12,019	1,364,157
		29,050,012
	Number of Shares	Value†

Beverages — 0.7%
Primo Water Corp.	83,348	$1,310,231
Biotechnology — 2.3%
Allogene Therapeutics, Inc.*	13,976	359,183
Arena Pharmaceuticals, Inc.*	11,792	702,214
Bluebird Bio, Inc.*	18,612	355,675
Blueprint Medicines Corp.*	3,013	309,767
Inovio Pharmaceuticals, Inc.*	27,061	193,757
Intra-Cellular Therapies, Inc.*	9,725	362,548
Mersana Therapeutics, Inc.*	9,791	92,329
Myriad Genetics, Inc.*	21,292	687,519
Pacific Biosciences of California, Inc.*	20,123	514,143
REVOLUTION Medicines, Inc.*	9,871	271,551
Turning Point Therapeutics, Inc.*	8,036	533,831
		4,382,517
Building Materials — 0.8%
Gibraltar Industries, Inc.*	6,852	477,242
Griffon Corp.	8,099	199,235
Summit Materials, Inc., Class A*	26,868	858,970
		1,535,447
Chemicals — 1.4%
Amyris, Inc.*	14,052	192,934
H.B. Fuller Co.	7,351	474,581
Kraton Corp.*	5,168	235,867
Rogers Corp.*	4,540	846,619
Tronox Holdings PLC, Class A	39,958	984,965
		2,734,966
Commercial Services — 5.7%
AMN Healthcare Services, Inc.*	7,715	885,296
ASGN, Inc.*	11,570	1,309,030
Avis Budget Group, Inc.*	6,502	757,548
Deluxe Corp.	25,425	912,503
First Advantage Corp.*	39,414	750,837
Green Dot Corp., Class A*	17,795	895,622
Herc Holdings, Inc.*	6,276	1,025,875
ICF International, Inc.	6,885	614,762
John Wiley & Sons, Inc., Class A	23,062	1,204,067
LiveRamp Holdings, Inc.*	22,168	1,046,994
Marathon Digital Holdings, Inc.*	9,222	291,231
Rent-A-Center, Inc.	19,047	1,070,632
		10,764,397
Computers — 0.9%
KBR, Inc.	43,397	1,709,842
Distribution & Wholesale — 3.0%
Avient Corp.	49,456	2,292,285
Resideo Technologies, Inc.*	55,267	1,370,069
WESCO International, Inc.*	17,109	1,973,010
		5,635,364
Diversified Financial Services — 1.5%
Hamilton Lane, Inc., Class A	5,337	452,684
Houlihan Lokey, Inc.	7,352	677,119
Oportun Financial Corp.*	8,333	208,575

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
PJT Partners, Inc., Class A	8,386	$663,417
Stifel Financial Corp.	12,582	855,073
		2,856,868
Electric — 1.9%
ALLETE, Inc.	18,655	1,110,345
IDACORP, Inc.	12,952	1,338,978
MGE Energy, Inc.	16,420	1,206,870
		3,656,193
Electronics — 1.3%
Brady Corp., Class A	10,135	513,845
FARO Technologies, Inc.*	10,973	722,133
Knowles Corp.*	30,855	578,223
TTM Technologies, Inc.*	50,799	638,543
		2,452,744
Energy-Alternate Sources — 0.4%
NextEra Energy Partners LP	10,098	760,985
Engineering & Construction — 1.5%
Arcosa, Inc.	17,362	871,052
Dycom Industries, Inc.*	12,122	863,571
WillScot Mobile Mini Holdings Corp.*	38,239	1,212,941
		2,947,564
Entertainment — 0.7%
SeaWorld Entertainment, Inc.*	25,080	1,387,426
Food — 1.6%
Hostess Brands, Inc.*	60,302	1,047,446
Performance Food Group Co.*	2,130	98,960
The Simply Good Foods Co.*	18,086	623,786
United Natural Foods, Inc.*	14,925	722,668
Utz Brands, Inc.	29,155	499,425
		2,992,285
Food Service — 0.1%
Sovos Brands, Inc.*	8,937	124,671
Forest Products & Paper — 0.1%
Domtar Corp.*	5,161	281,481
Gas — 1.2%
Chesapeake Utilities Corp.	8,227	987,651
ONE Gas, Inc.	19,800	1,254,726
		2,242,377
Hand & Machine Tools — 0.6%
Kennametal, Inc.	35,228	1,205,854
Healthcare Products — 2.5%
Avanos Medical, Inc.*	26,348	822,058
CONMED Corp.	7,917	1,035,781
LivaNova PLC*	8,647	684,756
Merit Medical Systems, Inc.*	16,204	1,163,447
NuVasive, Inc.*	18,747	1,122,008
		4,828,050
	Number of Shares	Value†

Healthcare Services — 1.6%
Acadia Healthcare Co., Inc.*	14,966	$954,532
Invitae Corp.*	16,061	456,614
Tenet Healthcare Corp.*	24,609	1,635,022
		3,046,168
Home Builders — 1.3%
Century Communities, Inc.	18,209	1,118,943
Installed Building Products, Inc.	4,207	450,780
Meritage Homes Corp.*	9,891	959,427
		2,529,150
Housewares — 0.1%
Tupperware Brands Corp.*	7,384	155,950
Insurance — 3.9%
AMERISAFE, Inc.	7,042	395,479
BRP Group, Inc., Class A*	18,099	602,516
CNO Financial Group, Inc.	45,802	1,078,179
Enstar Group Ltd.*	4,070	955,351
MGIC Investment Corp.	81,065	1,212,732
NMI Holdings, Inc., Class A*	30,041	679,227
Primerica, Inc.	4,378	672,592
RLI Corp.	5,908	592,395
Selective Insurance Group, Inc.	15,684	1,184,613
		7,373,084
Internet — 0.1%
Figs, Inc., Class A*	5,279	196,062
Iron & Steel — 0.5%
Allegheny Technologies, Inc.*	19,389	322,439
Commercial Metals Co.	20,015	609,657
		932,096
Leisure Time — 0.6%
Callaway Golf Co.*	38,312	1,058,561
Lodging — 0.8%
Boyd Gaming Corp.*	12,814	810,613
Travel + Leisure Co.	13,062	712,271
		1,522,884
Machinery — Construction & Mining — 0.9%
Astec Industries, Inc.	14,793	796,011
Terex Corp.	20,469	861,745
		1,657,756
Machinery — Diversified — 2.9%
Cactus, Inc., Class A	22,018	830,519
Chart Industries, Inc.*	6,912	1,320,952
Colfax Corp.*	29,673	1,361,991
Columbus McKinnon Corp.	27,456	1,327,497
SPX FLOW, Inc.	10,087	737,360
		5,578,319
Media — 1.9%
Entravision Communications Corp., Class A	54,608	387,717
Gray Television, Inc.	25,073	572,166

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
iHeartMedia, Inc., Class A*	43,227	$1,081,539
Nexstar Media Group, Inc., Class A	6,676	1,014,485
TEGNA, Inc.	26,923	530,922
		3,586,829
Metal Fabricate/Hardware — 1.4%
Proto Labs, Inc.*	5,120	340,992
Rexnord Corp.	36,669	2,357,450
		2,698,442
Mining — 1.2%
Alcoa Corp.*	7,945	388,828
Arconic Corp.*	25,227	795,659
Coeur Mining, Inc.*	52,933	326,597
Constellium S.E.*	37,928	712,288
		2,223,372
Miscellaneous Manufacturing — 0.6%
Federal Signal Corp.	28,497	1,100,554
Oil & Gas — 5.4%
Antero Resources Corp.*	78,749	1,481,269
Brigham Minerals, Inc., Class A	34,674	664,354
Centennial Resource Development, Inc., Class A*	153,357	1,027,492
Magnolia Oil & Gas Corp., Class A	63,244	1,125,111
Ovintiv, Inc.	35,501	1,167,273
PDC Energy, Inc.	24,997	1,184,608
Range Resources Corp.*	49,780	1,126,521
SM Energy Co.	45,107	1,189,922
Viper Energy Partners LP	56,330	1,230,810
		10,197,360
Oil & Gas Services — 0.9%
ChampionX Corp.*	48,694	1,088,798
Liberty Oilfield Services, Inc., Class A*	27,153	329,366
NexTier Oilfield Solutions, Inc.*	75,337	346,550
		1,764,714
Pharmaceuticals — 1.6%
Agios Pharmaceuticals, Inc.*	13,552	625,425
Alkermes PLC*	18,883	582,352
Cytokinetics, Inc.*	7,454	266,406
Ironwood Pharmaceuticals, Inc.*	36,802	480,634
Option Care Health, Inc.*	25,406	616,349
Owens & Minor, Inc.	16,063	502,611
		3,073,777
Real Estate — 0.5%
Kennedy-Wilson Holdings, Inc.	42,259	884,058
Retail — 4.4%
Abercrombie & Fitch Co., Class A*	24,357	916,554
Academy Sports & Outdoors, Inc.*	14,786	591,736
American Eagle Outfitters, Inc.	9,432	243,346
Beacon Roofing Supply, Inc.*	19,482	930,460
BJ's Wholesale Club Holdings, Inc.*	22,289	1,224,112
Bloomin' Brands, Inc.*	13,807	345,175
	Number of Shares	Value†

Retail — (continued)
Citi Trends, Inc.*	8,067	$588,568
FirstCash, Inc.	8,518	745,325
Group 1 Automotive, Inc.	5,602	1,052,504
Macy's, Inc.	35,424	800,582
RH*	220	146,720
Signet Jewelers Ltd.*	9,762	770,808
Zumiez, Inc.*	2,467	98,088
		8,453,978
Savings & Loans — 2.3%
Brookline Bancorp, Inc.	47,534	725,369
OceanFirst Financial Corp.	39,523	846,187
Pacific Premier Bancorp, Inc.	29,367	1,216,969
Washington Federal, Inc.	45,220	1,551,498
		4,340,023
Semiconductors — 2.1%
Cohu, Inc.*	31,888	1,018,503
CTS Corp.	18,951	585,776
MACOM Technology Solutions Holdings, Inc.*	17,613	1,142,555
Onto Innovation, Inc.*	18,053	1,304,329
		4,051,163
Software — 1.0%
Allscripts Healthcare Solutions, Inc.*	48,946	654,408
Cerence, Inc.*	6,134	589,539
ManTech International Corp., Class A	7,847	595,744
		1,839,691
Telecommunications — 2.5%
InterDigital, Inc.	7,754	525,876
Iridium Communications, Inc.*	26,041	1,037,734
Telephone and Data Systems, Inc.	47,366	923,637
Viavi Solutions, Inc.*	71,028	1,117,981
Vonage Holdings Corp.*	70,051	1,129,222
		4,734,450
Textiles — 0.4%
UniFirst Corp.	3,845	817,524
Transportation — 1.2%
ArcBest Corp.	12,817	1,048,046
Saia, Inc.*	5,209	1,239,898
		2,287,944
Water — 0.3%
SJW Group	9,781	646,133
TOTAL COMMON STOCKS (Cost $135,466,392)		165,713,556

REAL ESTATE INVESTMENT TRUSTS — 11.6%
Building & Real Estate — 1.3%
PennyMac Mortgage Investment Trust	81,058	1,596,032
Two Harbors Investment Corp.	127,580	808,857
		2,404,889

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — 0.9%
DigitalBridge Group, Inc.*	162,584	$980,381
PS Business Parks, Inc.	4,336	679,625
		1,660,006
Diversified Financial Services — 0.5%
KKR Real Estate Finance Trust, Inc.	44,266	934,013
Healthcare — 2.0%
Healthcare Realty Trust, Inc.	53,824	1,602,879
National Health Investors, Inc.	18,611	995,689
Sabra Health Care REIT, Inc.	81,202	1,195,293
		3,793,861
Hotels & Resorts — 2.5%
Park Hotels & Resorts, Inc.*	41,330	791,056
Pebblebrook Hotel Trust	68,369	1,532,149
RLJ Lodging Trust	72,826	1,082,194
Ryman Hospitality Properties, Inc.*	16,595	1,389,002
		4,794,401
Industrial — 1.1%
EastGroup Properties, Inc.	5,081	846,647
STAG lndustrial, Inc.	33,362	1,309,459
		2,156,106
Office Property — 1.5%
Highwoods Properties, Inc.	33,941	1,488,652
Hudson Pacific Properties, Inc.	55,387	1,455,017
		2,943,669
Storage & Warehousing — 0.5%
Terreno Realty Corp.	16,354	1,034,063
Strip Centers — 1.3%
Acadia Realty Trust	53,230	1,086,424
SITE Centers Corp.	84,920	1,311,165
		2,397,589
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,852,898)		22,118,597

EXCHANGE TRADED FUNDS — 0.4%
Investment Companies — 0.4%
iShares Russell 2000 Value ETF (Cost $775,938)	4,643	743,948

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $1,049,809)	1,049,809	$1,049,809
TOTAL INVESTMENTS — 99.7% (Cost $159,145,037)		$189,625,910
Other Assets & Liabilities — 0.3%		650,546
TOTAL NET ASSETS — 100.0%		$190,276,456

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ETF— Exchange-Traded Fund.
LP— Limited Partnership.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.

4